Income taxes - Summary of NOLs by country of origin (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Percentage of Taxable Income	80.00%
Brazil [member]
Operating Loss Carryforwards [Line Items]
Percentage of Taxable Income	30.00%